Loans Receivable and Allowance for Loan Losses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real Estate Acquired Through Foreclosure	$ 2,847	$ 3,726
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,855	8,632
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	515	451	$ 724
Loans and Leases Receivable, Gross	560,251	501,534
Financing Receivable, Allowance for Credit Losses, Write-downs	3,198	1,546	2,225
Impaired Financing Receivable, Related Allowance	1,613	293
Proceeds from Sale of Mortgage Loans Held-for-sale	4,410	4,419	4,053
Customer Concentration Risk [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	643	422	0
Hospitality Lodging Industry [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 52,600
Concentration Risk, Percentage	56.80%
Automobile Dealers [Member] | Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 27,500
Concentration Risk, Percentage	29.70%
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Related Allowance	$ 1,613	293
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,300	573
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	168	225
Allowance for Loan and Lease Losses, Adjustments, Other	(254)
Loans and Leases Receivable, Gross	161,820	158,139
Financing Receivable, Allowance for Credit Losses, Write-downs	224	270	603
Allowance for Loan and Lease Losses, Real Estate	1,069	1,323
Impaired Financing Receivable, Related Allowance	$ 0	$ 0
Historical loss factor	0.23%	0.30%
Gross Realized Gains on Loans	$ 113	$ 150	74
Gross Realized Losses on Loans	0	0	7
Proceeds from Sale of Mortgage Loans Held-for-sale	4,410	4,419	4,053
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,644	8,407
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Allowance for Loan and Lease Losses, Adjustments, Other	1,320
Loans and Leases Receivable, Gross	279,123	261,956
Financing Receivable, Allowance for Credit Losses, Write-downs	2,883	1,196	$ 1,488
Allowance for Loan and Lease Losses, Real Estate	5,506	3,890
Impaired Financing Receivable, Related Allowance	1,613	293
Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,855	8,632
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Impaired Financing Receivable, Related Allowance	1,613	293
Impaired Loans Not Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,855	8,632
Financing Receivable, Allowance for Credit Losses, Write-downs	1,971	158
Impaired Loans Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 73	$ 864